Intech S&P Small-Mid Cap Diversified Alpha ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 5.7%
Ameris Bancorp	694	$59,164
Associated Banc-Corp	2,324	65,444
Banc of California, Inc.	16,586	310,656
Bancorp, Inc.(a)	7,554	451,956
Bank OZK	1,966	94,683
BankUnited, Inc.	6,256	290,779
Capitol Federal Financial, Inc.	6,516	50,043
Community Financial System, Inc.	1,194	75,652
Customers Bancorp, Inc.(a)	3,415	260,462
Dime Community Bancshares, Inc.	4,094	146,934
East West Bancorp, Inc.	12,373	1,564,813
First BanCorp, Inc.	1,646	39,965
First Commonwealth Financial Corp.	5,955	109,632
First Financial Bancorp	2,966	89,810
First Horizon Corp.	14,267	356,104
FNB Corp.	9,624	171,788
Hancock Whitney Corp.	928	62,649
Hanmi Financial Corp.	4,452	133,159
Hilltop Holdings, Inc.	2,058	77,525
NBT Bancorp, Inc.	1,651	72,132
OFG Bancorp	3,208	147,440
Pathward Financial, Inc.	5,272	457,820
Provident Financial Services, Inc.	20,440	463,579
S&T Bancorp, Inc.	1,130	49,867
Texas Capital Bancshares, Inc.	600	60,420
Tompkins Financial Corp.	1,030	86,798
TrustCo Bank Corp. NY	2,682	127,663
Trustmark Corp.	1,171	51,957
UMB Financial Corp.	203	25,613
United Community Banks, Inc.	1,071	35,696
Valley National Bancorp	47,849	649,311
Webster Financial Corp.	1,409	101,955
Western Alliance Bancorp	332	27,071
Wintrust Financial Corp.	341	51,344
WSFS Financial Corp.	3,377	243,043
Zions Bancorp. NA	397	25,178
		7,088,105

Consumer Discretionary Products - 5.7%
American Woodmark Corp.(a)	1,194	52,154
Armstrong World Industries, Inc.	560	95,418
Autoliv, Inc.	5,973	692,450

BorgWarner, Inc.	3,892	$221,727
Brunswick Corp.	1,095	86,998
Callaway Golf Co.(a)	2,756	42,167
Capri Holdings Ltd.(a)	1,852	36,133
Cavco Industries, Inc.(a)	268	135,876
Champion Homes, Inc.(a)	610	46,500
Crocs, Inc.(a)	1,194	121,764
Dana, Inc.	11,413	416,004
Dorman Products, Inc.(a)	232	26,102
Fox Factory Holding Corp.(a)	2,203	39,103
Gentex Corp.	564	13,034
Gentherm, Inc.(a)	3,484	104,868
Griffon Corp.	215	19,602
HNI Corp.	10,289	375,960
Interface, Inc.	16,356	456,005
Kontoor Brands, Inc.	6,096	447,203
LCI Industries	2,146	255,846
M/I Homes, Inc.(a)	93	12,229
Mattel, Inc.(a)	9,811	147,950
Meritage Homes Corp.	566	38,114
MillerKnoll, Inc.	21,892	352,023
Newell Brands, Inc.	23,958	97,749
Phinia, Inc.	4,913	354,473
Polaris, Inc.	447	29,623
PVH Corp.	2,724	249,083
Scotts Miracle-Gro Co.	3,943	247,226
Somnigroup International, Inc.	8,380	635,707
Steven Madden Ltd.	320	12,019
Taylor Morrison Home Corp. - Class A(a)	433	26,300
Thor Industries, Inc.	608	48,056
Toll Brothers, Inc.	2,546	361,888
VF Corp.	10,413	197,118
Wolverine World Wide, Inc.	3,424	58,277
YETI Holdings, Inc.(a)	16,369	645,921
		7,198,670

Consumer Discretionary Services - 3.4%
Boyd Gaming Corp.	3,484	302,934
Brinker International, Inc.(a)	2,616	398,260
Churchill Downs, Inc.	6,065	612,504
Cinemark Holdings, Inc.	2,019	59,601
Covista, Inc.(a)	2,228	256,710
Grand Canyon Education, Inc.(a)	285	48,185
Matthews International Corp. - Class A	5,942	169,585
Penn Entertainment, Inc.(a)	1,520	26,539
Perdoceo Education Corp.	7,920	268,805
Planet Fitness, Inc. - Class A(a)	4,463	297,548
PROG Holdings, Inc.	10,150	363,674

Service Corp. International	2,821	$228,586
Shake Shack, Inc. - Class A(a)	1,114	114,140
Strategic Education, Inc.	1,048	82,163
Stride, Inc.(a)	2,413	234,447
Texas Roadhouse, Inc. - Class A	1,148	184,817
Travel + Leisure Co.	4,288	277,262
Upbound Group, Inc.	13,002	256,920
Wingstop, Inc.	467	76,616
		4,259,296

Consumer Staple Products - 1.8%
BellRing Brands, Inc.(a)	3,026	53,863
Boston Beer Co., Inc. - Class A(a)	404	95,764
Cal-Maine Foods, Inc.	5,635	435,360
Celsius Holdings, Inc.(a)	7,709	258,791
Coca-Cola Consolidated, Inc.	2,034	417,112
Darling Ingredients, Inc.(a)	2,660	170,852
elf Beauty, Inc.(a)	2,126	136,000
Ingredion, Inc.	1,298	145,039
Marzetti Co.	89	11,595
Pilgrim's Pride Corp.	7,020	232,362
Universal Corp.	6,663	357,004
		2,313,742

Financial Services - 6.6%
Acadian Asset Management, Inc.	2,594	174,706
Adamas Trust, Inc. - REIT	6,397	57,445
Affiliated Managers Group, Inc.	1,981	583,741
Ally Financial, Inc.	17,748	787,834
Annaly Capital Management, Inc. - REIT	17,030	389,987
Apollo Commercial Real Estate Finance, Inc. - REIT	3,316	36,277
BGC Group, Inc. - Class A	14,729	165,407
Blackstone Mortgage Trust, Inc. - REIT	14,136	268,443
Bread Financial Holdings, Inc.	6,148	521,227
Cleanspark, Inc.(a)	5,387	67,499
Encore Capital Group, Inc.(a)	3,598	297,807
Enova International, Inc.(a)	2,037	345,088
Essent Group Ltd.	1,817	109,965
Evercore, Inc. - Class A	483	155,183
EZCORP, Inc. - Class A(a)	9,041	296,364
Federated Hermes, Inc. - Class B	1,303	75,691
Fidelity National Financial, Inc.	3,331	174,211
First American Financial Corp.	4,257	298,543
Franklin BSP Realty Trust, Inc. - REIT	1,394	12,685
GATX Corp.	533	104,425
Genworth Financial, Inc. - Class A(a)	10,145	89,175
Hamilton Lane, Inc. - Class A	2,975	273,670
Houlihan Lokey, Inc. - Class A	2,003	309,964

Janus Henderson Group PLC	7,137	$368,341
Jefferies Financial Group, Inc.	10,366	499,849
MARA Holdings, Inc.(a)	12,113	145,235
MGIC Investment Corp.	859	22,746
Navient Corp.	4,365	40,333
Payoneer Global, Inc.(a)	7,118	35,448
PennyMac Mortgage Investment Trust - REIT	8,258	100,582
Piper Sandler Cos.	2,069	180,417
Radian Group, Inc.	4,998	179,078
SEI Investments Co.	2,487	225,521
Sezzle, Inc.(a)	511	40,676
SLM Corp.	7,819	180,463
StepStone Group, Inc. - Class A	457	24,175
Stewart Information Services Corp.	2,265	158,527
Stifel Financial Corp.	2,879	226,894
WEX, Inc.(a)	212	31,870
WisdomTree, Inc.	8,206	139,502
World Acceptance Corp.(a)	630	92,711
		8,287,705

Health Care - 11.4%
ACADIA Pharmaceuticas, Inc.(a)	2,306	51,770
AdaptHealth Corp.(a)	2,348	30,782
ADMA Biologics, Inc.(a)	8,104	83,066
Alkermes PLC(a)	2,561	86,331
Amphastar Pharmaceuticals, Inc.(a)	1,892	41,548
ANI Pharmaceuticals, Inc.(a)	464	36,865
Arcus Biosciences, Inc.(a)	2,873	73,261
Artivion, Inc.(a)	999	35,794
Avanos Medical, Inc.(a)	6,476	159,439
Avantor, Inc.(a)	11,859	96,058
BioMarin Pharmaceutical, Inc.(a)	2,255	121,567
Catalyst Pharmaceuticals, Inc.(a)	3,824	107,569
Collegium Pharmaceutical, Inc.(a)	3,363	113,434
CONMED Corp.	321	11,768
Corcept Therapeutics, Inc.(a)	5,355	249,115
Cytokinetics, Inc.(a)	2,868	183,466
Embecta Corp.	4,066	37,204
Encompass Health Corp.	8,104	810,400
Enovis Corp.(a)	3,857	90,408
Envista Holdings Corp.(a)	13,632	353,614
Exelixis, Inc.(a)	25,550	1,135,953
Fortrea Holdings, Inc.(a)	3,484	40,066
Glaukos Corp.(a)	1,269	182,317
Globus Medical, Inc. - Class A(a)	3,969	357,924
Haemonetics Corp.(a)	2,419	145,358
Halozyme Therapeutics, Inc.(a)	9,165	583,444
Harmony Biosciences Holdings, Inc.(a)	5,484	171,430

HealthEquity, Inc.(a)	1,734	$142,240
ICU Medical, Inc.(a)	878	104,658
Illumina, Inc.(a)	466	59,061
Indivior Pharmaceuticals, Inc.(a)	4,640	170,659
Innoviva, Inc.(a)	10,907	250,752
Inspire Medical Systems, Inc.(a)	4,949	277,837
Integra LifeSciences Holdings Corp.(a)	6,789	71,556
Jazz Pharmaceuticals PLC(a)	2,785	565,411
Krystal Biotech, Inc.(a)	605	158,667
Lantheus Holdings, Inc.(a)	2,214	187,349
LeMaitre Vascular, Inc.	340	37,315
Ligand Pharmaceuticals, Inc.(a)	165	37,859
LivaNova PLC(a)	1,896	113,950
Masimo Corp.(a)	1,583	282,455
Medpace Holdings, Inc.(a)	1,638	685,765
Merit Medical Systems, Inc.(a)	1,266	86,316
Neogen Corp.(a)	5,170	48,598
Neurocrine Biosciences, Inc.(a)	5,215	686,659
Option Care Health, Inc.(a)	3,942	80,141
Pacira BioSciences, Inc.(a)	3,111	79,299
Pediatrix Medical Group, Inc.(a)	6,075	136,748
Penumbra, Inc.(a)	960	313,421
Phibro Animal Health Corp. - Class A	687	36,535
Progyny, Inc.(a)	2,063	38,331
Protagonist Therapeutics, Inc.(a)	474	46,912
PTC Therapeutics, Inc.(a)	2,579	167,790
QuidelOrtho Corp.(a)	10,180	125,214
RadNet, Inc.(a)	1,669	94,382
Repligen Corp.(a)	1,550	183,380
Roivant Sciences Ltd.(a)	6,297	179,653
Sarepta Therapeutics, Inc.(a)	2,381	49,715
Select Medical Holdings Corp.	2,246	36,857
Supernus Pharmaceuticals, Inc.(a)	2,526	121,248
Tandem Diabetes Care, Inc.(a)	8,397	163,951
Tenet Healthcare Corp.(a)	7,411	1,312,636
TG Therapeutics, Inc.(a)	5,751	194,269
TransMedics Group, Inc.(a)	1,200	120,948
United Therapeutics Corp.(a)	2,029	1,159,269
Veracyte, Inc.(a)	1,857	61,132
Vericel Corp.(a)	3,023	104,989
Vir Biotechnology, Inc.(a)	4,731	48,327
Xencor, Inc.(a)	3,189	38,045
		14,250,250

Industrial Products - 10.9%
AAR Corp.(a)	3,217	355,060
Acuity, Inc.	3,132	907,560
AGCO Corp.	1,908	230,906

Albany International Corp.	3,756	$217,998
Astec Industries, Inc.	695	45,189
ATI, Inc.(a)	4,274	664,436
AZZ, Inc.	92	13,160
Badger Meter, Inc.	639	77,262
Belden, Inc.	516	58,040
BWX Technologies, Inc.	2,161	467,619
Chart Industries, Inc.(a)	709	147,401
Cognex Corp.	12,355	685,826
Crane Co.	563	100,062
Curtiss-Wright Corp.	1,040	749,008
Donaldson Co., Inc.	1,262	111,271
Enerpac Tool Group Corp.	666	23,377
Esab Corp.	368	36,163
ESCO Technologies, Inc.	164	53,128
Federal Signal Corp.	487	59,964
Flowserve Corp.	6,045	445,154
Franklin Electric Co., Inc.	989	99,088
Gates Industrial Corp. PLC(a)	3,238	82,925
Graco, Inc.	2,740	219,940
Greenbrier Cos., Inc.	1,693	83,160
Hayward Holdings, Inc.(a)	24,013	360,435
Hexcel Corp.	3,282	308,081
Ichor Holdings Ltd.(a)	574	37,867
Itron, Inc.(a)	6,981	585,008
ITT, Inc.	288	61,730
JBT Marel Corp.	3,544	418,546
Kennametal, Inc.	9,928	384,313
Lincoln Electric Holdings, Inc.	670	177,550
Lindsay Corp.	272	30,456
Mercury Systems, Inc.(a)	2,621	206,823
Middleby Corp.(a)	1,147	160,993
Mueller Industries, Inc.	870	117,824
Mueller Water Products, Inc. - Class A	1,026	28,615
Novanta, Inc.(a)	1,576	204,139
nVent Electric PLC	8,366	1,195,501
Oshkosh Corp.	1,283	200,533
OSI Systems, Inc.(a)	158	45,333
Powell Industries, Inc.	1,866	517,386
Proto Labs, Inc.(a)	2,898	187,819
Ralliant Corp.	811	36,852
RBC Bearings, Inc.(a)	106	63,504
Regal Rexnord Corp.	1,512	325,125
Sensata Technologies Holding PLC	8,223	342,406
Terex Corp.	1,287	80,051
Timken Co.	348	38,590
Toro Co.	1,983	188,722
Trinity Industries, Inc.	5,215	170,061
Valmont Industries, Inc.	802	407,448

Vontier Corp.	960	$34,445
Watts Water Technologies, Inc. - Class A	156	46,825
Woodward, Inc.	2,003	727,069
		13,623,747

Industrial Services - 9.6%
AECOM	12,707	1,068,659
Allegiant Travel Co.(a)	2,379	179,948
APi Group Corp.(a)(b)	1,461	66,797
ArcBest Corp.	1,190	151,808
Arcosa, Inc.	1,663	210,320
Brady Corp. - Class A	9,294	760,435
Brink's Co.	1,436	153,293
Clean Harbors, Inc.(a)	1,071	334,880
Core & Main, Inc. - Class A(a)	3,757	189,240
Deluxe Corp.	8,399	261,629
Dorian LPG Ltd.	693	26,715
DXP Enterprises, Inc.(a)	250	42,688
Dycom Industries, Inc.(a)	863	357,368
Enviri Corp.(a)	12,693	249,925
Everus Construction Group, Inc.(a)	1,261	185,909
Fluor Corp.(a)	4,321	230,525
Forward Air Corp. - Class A(a)	845	17,796
Frontdoor, Inc.(a)	2,022	138,770
Granite Construction, Inc.	7,792	1,068,049
GXO Logistics, Inc.(a)	1,408	80,439
H&R Block, Inc.	3,806	120,764
Healthcare Services Group, Inc.(a)	2,601	55,687
Heartland Express, Inc.	4,243	56,771
Hub Group, Inc. - Class A	298	13,061
Installed Building Products, Inc.	656	189,289
JetBlue Airways Corp.(a)	2,512	11,693
Kirby Corp.(a)	2,133	321,102
MasTec, Inc.(a)	1,951	768,792
Matson, Inc.	846	147,568
MYR Group, Inc.(a)	624	252,601
RB Global, Inc.	1,753	182,838
Resideo Technologies, Inc.(a)	5,346	221,164
Rush Enterprises, Inc. - Class A	2,294	169,825
Ryder System, Inc.	3,017	765,624
Saia, Inc.(a)	606	271,985
SkyWest, Inc.(a)	5,809	477,035
Sterling Infrastructure, Inc.(a)	111	57,234
Tetra Tech, Inc.	20,678	668,313
TopBuild Corp.(a)	318	140,779
UniFirst Corp.	187	47,780
Verra Mobility Corp.(a)	6,555	97,211
Watsco, Inc.	203	88,882

WESCO International, Inc.	522	$182,241
XPO, Inc.(a)	4,556	1,002,912
		12,086,344

Insurance - 4.2%
American Financial Group, Inc.	2,454	327,045
Assured Guaranty Ltd.	1,921	157,330
CNO Financial Group, Inc.	4,299	191,091
Employers Holdings, Inc.	1,474	62,085
Equitable Holdings, Inc.	9,600	405,120
Hanover Insurance Group, Inc.	2,077	389,832
Horace Mann Educators Corp.	5,514	250,556
Jackson Financial, Inc. - Class A	3,029	350,667
Kinsale Capital Group, Inc.	720	232,999
Mercury General Corp.	656	63,835
Old Republic International Corp.	19,649	784,978
Palomar Holdings, Inc.(a)	891	107,259
Primerica, Inc.	631	177,481
ProAssurance Corp.(a)	1,991	49,178
Reinsurance Group of America, Inc.	1,533	324,168
RenaissanceRe Holdings Ltd.	549	168,527
Safety Insurance Group, Inc.	1,961	147,389
Selective Insurance Group, Inc.	1,316	110,478
SiriusPoint Ltd.(a)	9,249	216,519
Trupanion, Inc.(a)	1,464	35,121
United Fire Group, Inc.	5,011	202,043
Unum Group	6,546	526,167
		5,279,868

Materials - 5.7%
Advanced Drainage Systems, Inc.	1,183	176,563
Alcoa Corp.	7,225	460,883
Alpha Metallurgical Resources, Inc.(a)	125	23,306
Apogee Enterprises, Inc.	3,359	122,268
AptarGroup, Inc.	4,027	498,059
Avient Corp.	421	15,611
Axalta Coating Systems Ltd.(a)	9,458	268,985
Cabot Corp.	337	25,935
Carlisle Cos., Inc.	1,710	607,495
Carpenter Technology Corp.	93	39,823
Century Aluminum Co.(a)	2,802	166,551
Chemours Co.	3,310	89,204
Cleveland-Cliffs, Inc.(a)	10,071	102,724
Commercial Metals Co.	11,795	813,383
Crown Holdings, Inc.	589	57,905
Eagle Materials, Inc.	690	144,976
FMC Corp.	1,408	21,655
Hecla Mining Co.	8,332	150,143

Ingevity Corp.(a)	1,840	$140,190
Innospec, Inc.	3,278	249,980
Kaiser Aluminum Corp.	679	115,722
Materion Corp.	2,423	445,372
NewMarket Corp.	114	77,021
O-I Glass, Inc.(a)	1,185	10,795
Olin Corp.	1,764	50,239
Owens Corning	521	64,260
Peabody Energy Corp.	14,895	397,101
Reliance, Inc.	1,146	415,425
Rogers Corp.(a)	3,733	506,755
Royal Gold, Inc.	233	54,377
RPM International, Inc.	6,279	639,767
Simpson Manufacturing Co., Inc.	134	25,558
Sylvamo Corp.	583	24,912
Warrior Met Coal, Inc.	977	87,783
WD-40 Co.	366	76,845
		7,167,571

Media - 1.4%
CarGurus, Inc. - Class A(a)	1,713	62,456
Maplebear, Inc.(a)	11,207	474,617
New York Times Co. - Class A	5,878	464,538
Nexstar Media Group, Inc. - Class A	441	91,790
QuinStreet, Inc.(a)	2,955	37,706
TripAdvisor, Inc. - Class A(a)	20,672	230,079
Upwork, Inc.(a)	11,001	113,860
Warner Music Group Corp. - Class A	9,591	271,138
Ziff Davis, Inc.(a)	571	26,129
		1,772,313

Oil & Gas - 4.9%
Antero Midstream Corp.	40,125	877,133
Antero Resources Corp.(a)	7,909	310,507
Archrock, Inc.	4,765	184,644
Chord Energy Corp.	276	40,186
CNX Resources Corp.(a)	12,686	493,612
Core Laboratories, Inc.	1,456	21,330
Crescent Energy Co.	13,678	183,969
DNOW, Inc.(a)	2,880	38,851
DT Midstream, Inc.	1,033	152,874
Helix Energy Solutions Group, Inc.(a)	6,535	67,637
Helmerich & Payne, Inc.	2,799	113,024
HF Sinclair Corp.	7,140	479,879
Liberty Energy, Inc. - Class A	1,773	59,910
Magnolia Oil & Gas Corp. - Class A	1,728	52,255
Matador Resources Co.	2,314	146,800
Murphy Oil Corp.	4,096	171,049

Murphy USA, Inc.	165	$97,020
Northern Oil & Gas, Inc.	2,371	64,396
NOV, Inc.	3,861	78,996
Oceaneering International, Inc.(a)	11,885	446,163
Ovintiv, Inc.	7,956	489,692
Par Pacific Holdings, Inc.(a)	1,342	88,129
Patterson-UTI Energy, Inc.	9,607	117,398
PBF Energy, Inc. - Class A	9,529	413,177
Permian Resources Corp. - Class A	6,663	144,054
Range Resources Corp.	5,246	228,201
RPC, Inc.	5,165	40,700
SM Energy Co.	2,198	68,204
Talos Energy, Inc.(a)	7,587	120,785
TechnipFMC PLC	1,199	90,608
Tidewater, Inc.(a)	438	39,127
Valaris Ltd.(a)	392	39,976
Weatherford International PLC	2,100	231,735
		6,192,021

Real Estate - 5.9%
Brixmor Property Group, Inc. - REIT	3,822	115,004
Cousins Properties, Inc. - REIT	2,614	66,945
Cushman & Wakefield Ltd.(a)	13,116	184,149
DiamondRock Hospitality Co. - REIT	24,018	244,984
EPR Properties - REIT	14,580	813,710
First Industrial Realty Trust, Inc. - REIT	1,624	100,704
Healthcare Realty Trust, Inc. - REIT	30,961	578,971
Innovative Industrial Properties, Inc. - Class A - REIT	714	38,735
Jones Lang LaSalle, Inc.(a)	5,279	1,679,408
Kilroy Realty Corp. - REIT	1,700	56,542
Lamar Advertising Co. - Class A - REIT	8,560	1,179,910
LXP Industrial Trust - REIT	212	10,795
Medical Properties Trust, Inc. - REIT	7,156	35,351
Millrose Properties, Inc. - Class A - REIT	8,834	270,939
Omega Healthcare Investors, Inc. - REIT	19,261	904,689
Outfront Media, Inc. - REIT	10,537	325,066
Park Hotels & Resorts, Inc. - REIT	5,511	63,211
Pebblebrook Hotel Trust - REIT	18,546	260,571
Sabra Health Care REIT, Inc. - REIT	1,625	33,572
St. Joe Co.	572	36,934
Sunstone Hotel Investors, Inc. - REIT	19,379	190,302
Vornado Realty Trust - REIT	1,391	41,577
Whitestone REIT - Class B - REIT	2,450	46,403
Xenia Hotels & Resorts, Inc. - REIT	7,763	126,304
		7,404,776

Renewable Energy - 1.3%
EnerSys	3,075	655,774

Nextpower, Inc. - Class A(a)	6,922	$824,618
Sunrun, Inc.(a)	13,430	170,964
		1,651,356

Retail & Wholesale - Discretionary - 4.6%
Abercrombie & Fitch Co.(a)	1,449	123,672
Advance Auto Parts, Inc.	1,295	77,065
American Eagle Outfitters, Inc.	7,624	132,810
AutoNation, Inc.(a)	2,043	433,892
Bath & Body Works, Inc.	4,829	93,876
Boot Barn Holdings, Inc.(a)	1,408	241,402
Buckle, Inc.	7,421	412,682
Burlington Stores, Inc.(a)	1,741	557,137
Chewy, Inc. - Class A(a)	20,483	520,678
Dick's Sporting Goods, Inc.	2,000	453,840
ePlus, Inc.	452	38,280
Etsy, Inc.(a)	1,023	65,820
FirstCash Holdings, Inc.	568	123,949
GameStop Corp. - Class A(a)	2,912	72,654
Gap, Inc.	11,326	278,506
G-III Apparel Group Ltd.	1,892	59,012
Group 1 Automotive, Inc.	293	104,563
Hertz Global Holdings, Inc.(a)	18,817	119,676
Kohl's Corp.	3,499	49,581
La-Z-Boy, Inc.	5,025	174,569
Liquidity Services, Inc.(a)	5,075	180,924
Lithia Motors, Inc.	444	128,813
Macy's, Inc.	27,704	541,613
National Vision Holdings, Inc.(a)	5,386	125,063
Signet Jewelers Ltd.	2,548	226,848
Urban Outfitters, Inc.(a)	1,773	124,713
Victoria's Secret & Co.(a)	6,529	338,398
		5,800,036

Retail & Wholesale - Staples - 2.6%
Andersons, Inc.	871	68,408
BJ's Wholesale Club Holdings, Inc.(a)	2,689	252,470
Five Below, Inc.(a)	3,244	764,481
Ollie's Bargain Outlet Holdings, Inc.(a)	404	34,950
Performance Food Group Co.(a)	371	33,598
PriceSmart, Inc.	395	61,983
Sprouts Farmers Market, Inc.(a)	4,007	327,973
United Natural Foods, Inc.(a)	6,885	344,388
US Foods Holding Corp.(a)	14,616	1,366,450
		3,254,701

Software & Tech Services - 3.5%
ACI Worldwide, Inc.(a)	575	24,851

Adeia, Inc.	1,495	$47,616
BILL Holdings, Inc.(a)	638	24,244
CACI International, Inc. - Class A(a)	607	315,361
Calix, Inc.(a)	10,821	471,363
Clear Secure, Inc. - Class A	5,364	286,384
Commvault Systems, Inc.(a)	3,104	306,923
DocuSign, Inc.(a)	9,788	450,150
Donnelley Financial Solutions, Inc.(a)	483	24,295
DoubleVerify Holdings, Inc.(a)	3,631	40,014
Doximity, Inc. - Class A(a)	3,911	95,585
Dropbox, Inc. - Class A(a)	2,555	62,061
Duolingo, Inc. - Class A(a)	867	95,457
Dynatrace, Inc.(a)	5,531	200,277
Genpact Ltd.	9,701	337,110
Guidewire Software, Inc.(a)	1,669	230,973
Kyndryl Holdings, Inc.(a)	4,423	61,126
LiveRamp Holdings, Inc.(a)	2,182	63,780
Manhattan Associates, Inc.(a)	3,317	457,381
Maximus, Inc.	1,413	92,721
Okta, Inc. - Class A(a)	2,402	176,907
Parsons Corp.(a)	1,182	59,585
Pegasystems, Inc.	1,696	61,989
Q2 Holdings, Inc.(a)	1,437	72,928
Qualys, Inc.(a)	1,030	89,538
Science Applications International Corp.	638	61,739
SPS Commerce, Inc.(a)	2,821	158,314
		4,368,672

Tech Hardware & Semiconductors - 7.3%
Amkor Technology, Inc.	3,724	259,749
Arlo Technologies, Inc.(a)	19,311	271,320
Arrow Electronics, Inc.(a)	73	13,712
Avnet, Inc.	161	13,284
Axcelis Technologies, Inc.(a)	206	28,657
Benchmark Electronics, Inc.	6,101	500,587
Cirrus Logic, Inc.(a)	1,030	167,972
Cohu, Inc.(a)	1,498	70,930
CTS Corp.	6,313	360,472
Everpure, Inc. - Class A(a)	18,978	1,355,978
Extreme Networks, Inc.(a)	8,255	182,353
Fabrinet(a)	239	163,349
FormFactor, Inc.(a)	3,184	432,801
Harmonic, Inc.(a)	18,466	211,066
Impinj, Inc.(a)	457	66,228
InterDigital, Inc.	659	195,433
IPG Photonics Corp.(a)	3,426	407,420
Knowles Corp.(a)	394	12,289
Kulicke & Soffa Industries, Inc.	1,354	115,767

Lattice Semiconductor Corp.(a)	2,535	$309,980
MACOM Technology Solutions Holdings, Inc.(a)	150	42,242
MaxLinear, Inc. - Class A(a)	247	17,475
MKS, Inc.	1,419	402,641
NetScout Systems, Inc.(a)	367	12,368
Onto Innovation, Inc.(a)	155	45,734
Photronics, Inc.(a)	4,297	212,616
Plexus Corp.(a)	169	42,348
Qorvo, Inc.(a)	450	42,399
Rambus, Inc.(a)	4,325	497,851
Sanmina Corp.(a)	3,585	780,885
Semtech Corp.(a)	984	103,369
Silicon Laboratories, Inc.(a)	1,218	265,159
Sonos, Inc.(a)	1,733	25,700
Synaptics, Inc.(a)	253	23,678
TD SYNNEX Corp.	709	161,780
Ultra Clean Holdings, Inc.(a)	980	76,587
Universal Display Corp.	10,470	911,832
Veeco Instruments, Inc.(a)	857	42,722
Viavi Solutions, Inc.(a)	5,371	281,440
		9,128,173

Telecommunications - 1.0%
Lumen Technologies, Inc.(a)	70,653	624,572
Telephone and Data Systems, Inc.	4,904	220,974
Uniti Group, Inc.(a)	2,620	30,995
Viasat, Inc.(a)	5,066	333,900
		1,210,441

Utilities - 2.2%
Black Hills Corp.	800	60,232
Clearway Energy, Inc. - Class A	3,386	136,896
Clearway Energy, Inc. - Class C	4,613	186,181
MDU Resources Group, Inc.	9,555	215,274
National Fuel Gas Co.	687	57,969
Northwestern Energy Group, Inc.	2,181	157,774
ONE Gas, Inc.	688	61,383
Ormat Technologies, Inc.	9,359	1,075,349
Southwest Gas Holdings, Inc.	805	75,710
Spire, Inc.	1,194	108,869
Talen Energy Corp.(a)	218	81,188
TXNM Energy, Inc.	1,836	108,434
UGI Corp.	13,219	477,074
		2,802,333

TOTAL COMMON STOCKS (Cost $111,211,618)		125,140,120

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(c)	413,921	$413,921

TOTAL SHORT-TERM INVESTMENTS (Cost $413,921)		413,921

TOTAL INVESTMENTS - 100.0% (Cost $111,625,539)		$125,554,041
Other Assets in Excess of Liabilities - 0.0%(d)		55,439
TOTAL NET ASSETS - 100.0%		$125,609,480

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $66,797 or 0.1% of the Fund's net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.